Quarterly Holdings Report
for

Fidelity Freedom® 2055 Fund

December 31, 2019

FF55-QTLY-0220
1.927052.108

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.54% to 1.57% 2/13/20 to 2/27/20 (a)
(Cost $5,317,371)	5,330,000	5,317,941
	Shares	Value

Domestic Equity Funds - 52.7%
Fidelity Series All-Sector Equity Fund (b)	12,238,085	$126,908,939
Fidelity Series Blue Chip Growth Fund (b)	14,698,403	220,917,003
Fidelity Series Commodity Strategy Fund (b)	46,152,594	219,686,348
Fidelity Series Growth Company Fund (b)	25,151,916	446,446,511
Fidelity Series Intrinsic Opportunities Fund (b)	31,551,314	545,837,739
Fidelity Series Large Cap Stock Fund (b)	30,243,449	479,056,238
Fidelity Series Large Cap Value Index Fund (b)	10,317,127	136,082,909
Fidelity Series Opportunistic Insights Fund (b)	13,568,444	245,588,828
Fidelity Series Small Cap Discovery Fund (b)	5,450,897	63,448,447
Fidelity Series Small Cap Opportunities Fund (b)	14,196,478	198,750,686
Fidelity Series Stock Selector Large Cap Value Fund (b)	29,119,276	370,397,197
Fidelity Series Value Discovery Fund (b)	19,343,141	262,873,290
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,924,420,945)		3,315,994,135

International Equity Funds - 39.9%
Fidelity Series Canada Fund (b)	6,583,306	74,325,520
Fidelity Series Emerging Markets Fund (b)	8,196,454	79,997,396
Fidelity Series Emerging Markets Opportunities Fund (b)	34,887,281	719,724,613
Fidelity Series International Growth Fund (b)	34,960,480	612,507,603
Fidelity Series International Small Cap Fund (b)	7,823,284	135,421,051
Fidelity Series International Value Fund (b)	59,404,201	588,101,591
Fidelity Series Overseas Fund (b)	27,766,579	299,323,721
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,231,477,883)		2,509,401,495

Bond Funds - 6.5%
Fidelity Series Emerging Markets Debt Fund (b)	4,074,322	39,113,493
Fidelity Series Floating Rate High Income Fund (b)	792,226	7,367,703
Fidelity Series High Income Fund (b)	4,624,656	44,350,454
Fidelity Series Inflation-Protected Bond Index Fund (b)	12,538,685	126,013,784
Fidelity Series International Credit Fund (b)	183,212	1,846,774
Fidelity Series Long-Term Treasury Bond Index Fund (b)	18,042,310	158,952,753
Fidelity Series Real Estate Income Fund (b)	2,507,186	27,904,976
TOTAL BOND FUNDS
(Cost $402,773,736)		405,549,937

Short-Term Funds - 0.9%
Fidelity Cash Central Fund 1.58% (c)	3,954,581	3,955,372
Fidelity Series Government Money Market Fund 1.65% (b)(d)	41,700,698	41,700,698
Fidelity Series Short-Term Credit Fund (b)	1,041,413	10,497,439
TOTAL SHORT-TERM FUNDS
(Cost $55,998,930)		56,153,509
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $5,619,988,865)		6,292,417,017
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(3,308,306)
NET ASSETS - 100%		$6,289,108,711

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	33	March 2020	$5,331,315	$99,186	$99,186
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	75	March 2020	7,636,875	(71,710)	(71,710)
TOTAL FUTURES CONTRACTS					$27,476

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

The notional amount of futures sold as a percentage of Net Assets is 0.1%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,507,575.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$97,807
Total	$97,807

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$126,040,895	$24,400,646	$32,900,193	$9,124,047	$(3,911,123)	$13,278,714	$126,908,939
Fidelity Series Blue Chip Growth Fund	228,647,841	50,311,888	64,359,927	24,155,804	546,139	5,771,062	220,917,003
Fidelity Series Canada Fund	49,210,225	22,034,343	2,304,587	1,550,619	8,925	5,376,614	74,325,520
Fidelity Series Commodity Strategy Fund	128,618,659	102,398,151	12,060,595	3,129,959	(1,209,473)	1,939,606	219,686,348
Fidelity Series Emerging Markets Debt Fund	31,485,741	9,356,849	1,805,313	1,474,494	1,180	75,036	39,113,493
Fidelity Series Emerging Markets Fund	50,365,991	30,704,836	1,994,149	1,729,329	(12,638)	933,356	79,997,396
Fidelity Series Emerging Markets Opportunities Fund	470,525,029	198,901,330	17,243,933	17,067,405	124,473	67,417,714	719,724,613
Fidelity Series Floating Rate High Income Fund	6,441,396	1,389,165	484,914	306,767	52	22,004	7,367,703
Fidelity Series Government Money Market Fund 1.65%	37,109,170	83,369,751	78,778,223	759,324	--	--	41,700,698
Fidelity Series Growth Company Fund	460,565,852	98,517,713	136,555,082	45,733,953	2,119,670	21,798,358	446,446,511
Fidelity Series High Income Fund	54,731,749	7,275,500	18,558,028	2,064,587	(646,765)	1,547,998	44,350,454
Fidelity Series Inflation-Protected Bond Index Fund	15,013,794	113,004,407	1,893,937	1,462,305	388	(110,868)	126,013,784
Fidelity Series International Credit Fund	1,705,788	108,609	--	108,609	--	21,637	1,846,774
Fidelity Series International Growth Fund	482,103,791	88,408,696	34,952,677	21,523,942	824,152	76,123,641	612,507,603
Fidelity Series International Small Cap Fund	111,391,005	21,919,767	11,042,353	5,476,324	(441,262)	13,593,894	135,421,051
Fidelity Series International Value Fund	451,195,414	132,898,281	29,898,058	22,935,547	(17,241)	33,923,195	588,101,591
Fidelity Series Intrinsic Opportunities Fund	526,194,265	93,596,798	101,487,064	27,731,946	(4,304,863)	31,838,603	545,837,739
Fidelity Series Investment Grade Bond Fund	30,273,003	17,246,810	49,325,730	618,350	2,156,795	(350,878)	--
Fidelity Series Large Cap Stock Fund	463,557,362	89,351,696	111,958,956	32,736,726	(385,381)	38,491,517	479,056,238
Fidelity Series Large Cap Value Index Fund	130,877,508	24,992,989	28,166,475	8,103,868	543,809	7,835,078	136,082,909
Fidelity Series Long-Term Treasury Bond Index Fund	184,594,050	60,398,806	86,986,752	14,167,218	5,353,447	(4,406,798)	158,952,753
Fidelity Series Opportunistic Insights Fund	238,979,253	49,544,901	52,154,331	20,103,425	684,613	8,534,392	245,588,828
Fidelity Series Overseas Fund	--	279,886,576	--	1,051,363	--	19,437,145	299,323,721
Fidelity Series Real Estate Income Fund	23,953,808	4,994,791	1,527,128	1,599,764	6,535	476,970	27,904,976
Fidelity Series Short-Term Credit Fund	10,173,937	7,157,636	6,965,040	242,615	23,363	107,543	10,497,439
Fidelity Series Small Cap Discovery Fund	60,105,304	12,595,943	12,179,964	4,107,065	(382,272)	3,309,436	63,448,447
Fidelity Series Small Cap Opportunities Fund	188,990,474	37,000,437	35,222,606	13,015,109	(437,888)	8,420,269	198,750,686
Fidelity Series Stock Selector Large Cap Value Fund	353,379,470	61,460,473	72,329,319	17,617,122	(659,346)	28,545,919	370,397,197
Fidelity Series Value Discovery Fund	247,639,583	41,820,518	48,543,324	10,004,712	269,813	21,686,700	262,873,290
	$5,163,870,357	$1,765,048,306	$1,051,678,658	$309,702,298	$255,102	$405,637,857	$6,283,143,704

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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